UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21051

BlackRock Maryland Municipal Bond Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Maryland Municipal Bond Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	August 31, 2007
Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MAY 31, 2007
BlackRock Maryland Municipal Bond Trust (BZM)
(Percentages shown are based on Net Assets)

Principal
Amount		Option Call
(000)	Description	Provisions[1]	Value
	LONG-TERM INVESTMENTS—157.0%
	Maryland—131.2%
$ 500	Annapolis, Pkg. Fac. Impvts. TA RB, Pk. Place Proj., Ser. A, 5.35%, 7/01/34	01/15 @ 101	$512,770
2,870	Anne Arundel Cnty., Univ. & Coll. Impvts. RB, Anne Arundel Cmnty. Coll. Proj.,
	5.25%, 9/01/28	09/12 @ 102	3,021,651
	City of Baltimore,
1,000	Pub. Impvts. Tax Incr./Alloc. ST, Harborview Lot No. 2 Proj., 6.50%, 7/01/31	07/13 @ 101	1,085,200
2,000	Swr. RB, Wstwtr. Proj., Ser. A, 5.125%, 7/01/42, FGIC	07/12 @ 100	2,081,040
3,500	Swr. RB, Wstwtr. Proj., Ser. A, 5.20%, 7/01/32, FGIC	07/12 @ 100	3,664,780
1,000	Cmnty. Dev. Admin., St. Sngl.-Fam. Hsg. RB, Ser. D, 4.85%, 9/01/37	03/17 @ 100	988,970
	Cnty. of Baltimore,
2,000	Ad Valorem Ppty. Tax GO, Met. 67th Dist. Proj., 5.00%, 6/01/22	06/11 @ 101	2,086,240
1,000	Hlth., Hosp. & Nursing Home RB, Oak Crest Vlg. Proj., Ser. A, 5.00%, 1/01/37	01/17 @ 100	1,010,580
2,000	SA GO, Met. 68th Dist. Proj., 5.00%, 8/01/28	08/12 @ 100	2,070,680
500	Cnty. of Howard, Hlth., Hosp. & Nursing Home RB, Vantage House Fac. Proj.,
	Ser. A, 5.25%, 4/01/33	04/17 @ 100	510,360
	Cnty. of Montgomery, Trans. Impvts. Lease Abatement RB, Metrorail Garage
	Proj.,
500	5.00%, 6/01/23	06/12 @ 100	518,785
1,435	5.00%, 6/01/24	06/12 @ 100	1,488,913
1,500	Cnty. of Prince Georges, Port, Arpt. & Marina Impvts. ST SO, 5.20%, 7/01/34	07/15 @ 100	1,526,670
1,000	Frederick Cnty., Pub. Impvts. ST, Urbana Cmnty. Dev. Auth. Proj., 6.625%,
	7/01/25	07/07 @ 102	1,021,530
	Hlth. & Higher Edl. Facs. Auth.,
2,000	Coll. & Univ. RB, Johns Hopkins Univ. Proj., Ser. B, 5.00%, 7/01/41	07/11 @ 100	2,039,080
2,000	Hlth., Hosp. & Nursing Home Impvts. RB, Univ. of Maryland Med. Sys. Proj.,
	5.25%, 7/01/34	07/11 @ 100	2,041,100
1,990	Hlth., Hosp. & Nursing Home Impvts. RB, Carroll Cnty. Gen. Hosp. Proj.,
	6.00%, 7/01/37	07/12 @ 100	2,131,668
500	Hlth., Hosp. & Nursing Home Impvts. RB, King Farm Presbyterian Cmnty.
	Proj., 5.00%, 1/01/17	01/09 @ 100	501,705
2,000	Hlth., Hosp. & Nursing Home Impvts. RB, Union Hosp. of Cecil Cnty. Proj.,
	5.625%, 7/01/32	07/12 @ 100	2,107,640
2,000	Pub. Impvts. Misc. RB, Brd. of Child Care Proj., 5.375%, 7/01/32	07/12 @ 100	2,072,220
2,000	Univ. & Coll. Impvts. RB, Loyola Coll. Issue Proj., 5.00%, 10/01/39	10/09 @ 101	2,036,080
	Indl. Dev. Fin. Auth.,
1,000	Private Primary Sch. RB, Our Lady of Good Counsel Sch. Proj., Ser. A, 6.00%,
	5/01/35	05/15 @ 100	1,070,740
1,905	Recreational Fac. Impvts. RB, Nat. Aquarium Baltimore Fac. Proj., Ser. B,
	5.20%, 11/01/26	11/12 @ 100	1,985,315
	St. Mary's Coll. of Maryland, Univ. & Coll. Impvts. RB, Academic & Auxil. Fees
	Proj.,
1,000	Ser. A, 5.00%, 9/01/27, AMBAC	09/12 @ 101	1,041,280
1,000	Ser. A, 5.00%, 9/01/32, AMBAC	09/12 @ 101	1,041,280
2,000	Transp. Auth., Port, Arpt. & Marina Impvts. Auto Pkg. RB, Baltimore/Washington
	Intl. Arpt. Proj., Ser. B, 5.125%, 3/01/24, AMBAC, AMT	03/12 @ 101	2,079,420
			41,735,697
	Multi-State—7.1%
2,000[2]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	2,245,740
	Puerto Rico—18.7%
1,500	Children's Trust Fund, Tobacco Settlement Funded RB, 5.50%, 5/15/39	05/12 @ 100	1,571,565
2,060[3]	Elec. Pwr. Auth., Elec., Pwr. & Lt. Impvts. RB, Ser. HH, 5.25%, 7/01/10, FSA	N/A	2,168,109
1,750[3]	Hwy. & Transp. Auth., Hwy. Impvts. Hwy. Tolls RB, Ser. D, 5.25%, 7/01/12	N/A	1,860,425

1

BlackRock Maryland Municipal Bond Trust (BZM) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount		Option Call
(000)	Description	Provisions[1]	Value
	Puerto Rico—(cont'd)
$ 350	Pub. Bldgs. Auth., Pub. Impvts. Lease RB, Gov't. Facs. Proj., Ser. D, 5.375%,
	7/01/33	07/12 @ 100	$365,865
			5,965,964
	Total Long-Term Investments (cost $47,288,786)		49,947,401
Shares
(000)
	MONEY MARKET FUND—0.9%
300[4,5]	Merrill Lynch Institutional Tax Exempt Fund, 3.60% (cost $300,000)	N/A	300,000
Total Investments—157.9% (cost $47,588,7866)			$50,247,401
Liabilities in excess of other assets—(1.3)%			(422,179)
Preferred shares at redemption value, including dividends payable—(56.6)%			(18,012,947)

Net Assets Applicable to Common Shareholders—100%			$31,812,275

__________
[1]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

[2]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of May 31, 2007, the Trust held 7.1% of its net assets, with a current market value of $2,245,740, in securities restricted as to resale.

[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]	Represents current yield as of May 31, 2007.

[5]	Represents an investment in an affiliate.

[6]	Cost for federal income tax purposes is $47,582,462. The net unrealized appreciation on a tax basis is $2,664,939, consisting of $2,687,434 gross unrealized appreciation and $22,495 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	RB	—	Revenue Bond
AMT	—	Subject to Alternative Minimum Tax	SA	—	Special Assessment
FGIC	—	Financial Guaranty Insurance Co.	SO	—	Special Obligation
FSA	—	Financial Security Assurance	ST	—	Special Tax
GO	—	General Obligation	TA	—	Tax Allocation

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Maryland Municipal Bond Trust

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: July 25, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: July 25, 2007

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: July 25, 2007